INCOME TAX - Narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Derecognition) recognition of the benefit of prior years’ tax losses and other deferred tax assets	$ (5)	$ 4
Income tax benefit to recognize deferred tax asset		4
Income tax expense (benefit) relating to components of OCI	1	0
Deductible temporary differences	252
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 872	$ 843
Belgium – trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences | €			€ 23		€ 19
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences				$ 159		$ 126